Credit facility	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Credit facility
Credit facility

4. Revolving Credit Facilities

In connection with the Recapitalization, the Company entered into Amendment No. 17 to the Company’s amended credit agreement with JP Morgan Chase Bank, effective June 29, 2010.  Amendment No. 17, among other things, extended the maturity date of the credit facility to June 30, 2011.

Amendment No. 17 terminated the Hallmark Cards Subordination and Support Agreement.  The Hallmark Cards Facility Guarantee remained in place. A related intercreditor agreement among HCC, JP Morgan Chase Bank and the Company, among other things, defined the lien priorities and allowed for payments to HCC pursuant to the Recapitalization.  The credit facility was guaranteed by Hallmark Cards and the Company’s subsidiaries and was secured by all tangible and intangible assets of the Company and its subsidiaries. Interest under the credit facility was equal to the LIBOR Rate plus 2.25% in the case of a Eurodollar Loan and the Alternate Base Rate plus 1.25% in the case of an Alternate Base Rate Loan (with each named rate and loan as defined in Amendment No. 17).  The Company’s ability to borrow additional amounts under the credit facility was not otherwise limited or restricted.

On June 29, 2011, the Company entered into Amendment No. 18, which extended the maturity date of the credit facility to the earlier to occur of (i) July 29, 2011 or (ii) the date of the execution of definitive documentation with respect to any Indebtedness of the type contemplated by Exhibit 99.1 of Crown Media Holdings’ 8-K dated June 20, 2011 that was filed with the SEC on June 21, 2011.

In connection with the 2011 Refinancing, the Company obtained a new credit agreement comprising the Term Loan and a new senior revolving credit facility that will expire on July 14, 2016. See the Subsequent Events footnote below.

The credit facility, as amended, contained a number of affirmative and negative covenants.  The Company was in compliance with these covenants as of June 30, 2011.

At December 31, 2010, and June 30, 2011, the Company did not have outstanding borrowings under the credit facility and there were no letters of credit outstanding. Interest expense on borrowings under the credit facility for both the three months ended June 30, 2010 and 2011, was $0. Interest expense on borrowings under the credit facility for each of the six months ended June 30, 2010 and 2011, was $4,000 and $0, respectively.

7.   Credit facility

Amendment No. 16 to the credit facility, entered into on March 2, 2010, set the maximum amount that may be borrowed under the credit facility at $30.0 million (a reduction from $45.0 million) and extended the maturity date to August 31, 2010. In connection with the Recapitalization, the Company entered into Amendment No. 17 to the Company's amended credit agreement with JP Morgan Chase Bank, effective June 29, 2010. Amendment No. 17, among other things, extended the maturity date of the credit facility June 30, 2011.

Amendment No. 17 terminated the Hallmark Cards Subordination and Support Agreement. The Hallmark Cards Facility Guarantee remains in place and an intercreditor agreement among HCC, JP Morgan Chase Bank and the Company was entered into which, among other things, defines the lien priorities and allowed for payments to HCC pursuant to the Recapitalization. The credit facility is guaranteed by Hallmark Cards and the Company's subsidiaries and is secured by all tangible and intangible assets of the Company and its subsidiaries. Interest under the credit facility is equal to the LIBOR Rate plus 2.25% in the case of a Eurodollar Loan and the Alternate Base Rate plus 1.25% in the case of an Alternate Base Rate Loan (with each named rate and loan as defined in Amendment No. 17). The Company's ability to borrow additional amounts under the credit facility is not limited or restricted.

The credit facility, as amended, contains a number of affirmative and negative covenants. The Company was in compliance with these covenants as of December 31, 2010.

At December 31, 2009, and 2010, the Company had outstanding borrowings of $1.0 million and $0, respectively, under the credit facility and there were no letters of credit outstanding. At December 31, 2009, all of the outstanding balance bore interest at the Eurodollar rate (2.49% weighted average rate at December 31, 2009). Interest expense on borrowings under the credit facility for each of the years ended December 31, 2008, 2009 and 2010, was $2.1 million, $350,000 and $4,000, respectively.